Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
9.
       Income Taxes

Under the laws of the countries of the companies' incorporation and/or vessels' registration, the companies are not
subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in “Vessel operating expenses” in the consolidated statements of operations.

Under the United States Internal Revenue Code of
1986,
as amended (the "Code"), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Company, is subject to a
4%
U.S. Federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section
883
of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of
50%
of the gross shipping income that is attributable to transportation that begins or ends, but that does not
both begin and end, in the United States.

For
2018
the Company did
not
qualify for this exemption. The Company is subject to an effective
2%
United States federal tax on the U.S. source shipping income that is attributable to the transport of cargoes to or from the United States which is not
considered an income tax. The amount of this tax for the year ended
December 31, 2018
was
$15,135.
The amount of the
2018
tax was paid on
June 15, 2019
and was recorded within "Vessel operating expenses" in the consolidated statements of operations when paid.

For the taxable years
2019
and
2020
the Company believes that it was exempt from U.S. federal income tax of
4%
on U.S. source shipping income, as it believes that it was subject to the
5%
Override Rule, but nonetheless satisfied the Publicly Traded Test for the respective years, because the non-qualified
5%
shareholders did
not
own more than
50%
of the Company's common stock for more than half of the days during the taxable years.